Earnings/Loss Per Share (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	65,247	71,248	5,216	3,225